NATURE OF OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 183,873	$ 178,142